Direct Operating Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 236	$ 283	$ 308
Transportation and distribution	162	145	153
Operations and maintenance	49	39	38
Compensation	44	34	40
Cost of inventory	8	4	0
Other	27	22	13
Total	$ 526	$ 527	$ 552